Taxation (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation between the effective income tax rate and the PRC statutory income tax rate
PRC statutory tax rate (as a percent)	25.00%	25.00%	25.00%
Tax effect of other expenses that are not deductible in determining taxable profit (as a percent)	0.40%	0.10%	(0.10%)
Effect of different tax rate of group entity operating in other jurisdictions (as a percent)	7.00%	2.80%	(0.40%)
Effect of tax holidays granted to PRC subsidiaries, deferred income tax impact (as a percent)	(2.80%)	(0.60%)	(14.00%)
Effect of tax holidays granted to PRC subsidiaries, current income tax impact (as a percent)	(13.90%)	(14.30%)	(21.40%)
Effect of additional research and development of new technology, products, and processes ("R&D") deduction (as a percent)	(3.50%)	(0.80%)	(3.10%)
Effect of valuation allowance (as a percent)	1.40%	0.90%
Withholding tax on undistributed earnings (as a percent)		(2.90%)	0.90%
Effect of adjustment of prior year tax benefit	(26.00%)
Effective tax rate (as a percent)	(12.40%)	10.20%	(13.10%)
Taxation
Tax that would otherwise have been payable without tax holidays	$ 571,567	$ 2,463,963	$ 4,090,167
Deferred tax assets:
Deferred revenue and advance from customers	2,441,578	2,893,519
Other	770,778	491,354
Gross deferred tax assets:	3,212,356	3,384,873
Valuation allowances	(242,460)	(137,469)
Net deferred tax assets	2,969,896	3,247,404
Deferred tax liabilities:
Amortization of intangible assets	13,473	10,910
Net deferred tax liabilities	13,473	10,910
Deferred tax assets are analyzed as:
Current	2,969,896	3,247,404
Net deferred tax assets	2,969,896	3,247,404
Deferred tax liabilities are analyzed as:
Current	13,473	10,910
Net deferred tax liabilities	$ 13,473	$ 10,910
Basic earnings per share
Taxation
Decrease in basic and diluted earnings per share (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Diluted earnings per share
Taxation
Decrease in basic and diluted earnings per share (in dollars per share)	$ 0.01	$ 0.01	$ 0.01